Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Investments by Type	The following table presents the Plan's investments by type at December 31, 2025 and 2024.

(in thousands)	2025	2024

Cash and Cash Equivalents	$4,563	$5,617
Common stock - Eastman Chemical Company	216,548	265,688
Common stock - other	124,441	121,904
Mutual funds	178,543	169,871
Collective investment trusts	2,445,950	2,213,427
Managed Income Fund	365,774	479,647
Self-directed brokerage account	189,523	178,806
Total	$3,525,342	$3,434,960